Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Advance from customers (in Dollars)
Value added tax description	The VAT rate is 3% for small-scale value-added taxpayers providing services. Since March 1, 2020, the Treasury Department in PRC has announced various preferential tax treatment on VAT for small-scale value-added taxpayers. Taxation Announcement 2020#13 stated from March 1, 2020 to May 31, 2020, small-scale value-added taxpayers other than in Hubei province would be subject to a reduced value added tax rate of 1% on their taxable sales that used to subject to 3% VAT. Taxation Announcement 2020#24 extended the above preferential tax policy to December 31, 2020. In 2021, Taxation Announcement 2021#11 announced that from April 1, 2021 to December 31, 2021, small-scale value-added taxpayers with monthly sales of less than RMB150,000 will be exempt from VAT. Taxation Announcement 2022#15 stated that from April 1, 2022 to December 31, 2022, small-scale VAT taxpayers shall be exempt from VAT on taxable sales that used to subject to 3% VAT tax rate. Taxation Announcement 2023#1 stated that from January 2, 2023 to December 31, 2023, small-scale VAT taxpayers would be subject to a reduced value added tax rate of 1% on their taxable sales that used to subject to 3% VAT.	The VAT rate is 3% for small-scale value-added taxpayers providing services. Since March 1, 2020, the Treasury Department in PRC has announced various preferential tax treatment on VAT for small-scale value-added taxpayers. Taxation Announcement 2020#13 stated from March 1, 2020 to May 31, 2020, small-scale value-added taxpayers other than in Hubei province would be subject to a reduced value added tax rate of 1% on their taxable sales that used to subject to 3% VAT. Taxation Announcement 2020#24 extended the above preferential tax policy to December 31, 2020. In 2021, Taxation Announcement 2021#11 announced that from April 1, 2021 to December 31, 2021, small-scale value-added taxpayers with monthly sales of less than RMB150,000 will be exempt from VAT. Taxation Announcement 2022#15 stated that from April 1, 2022 to December 31, 2022, small-scale VAT taxpayers shall be exempt from VAT on taxable sales that used to subject to 3% VAT tax rate. Taxation Announcement 2023#1 stated that from January 2, 2023 to December 31, 2023, small-scale VAT taxpayers would be subject to a reduced value added tax rate of 1% on their taxable sales that used to subject to 3% VAT.
Description of products and services of segments		reportable operating segment, as the Group’s long-lived assets are substantially all located in the Hong Kong and all of the Group’s revenues and expenses are derived from within Hong Kong, no geographical segments are presented.
Number ofoperating segment	1
Inland Revenue, Hong Kong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Period of prior tax assessment years from investigation	6 years	6 years
Extended period of prior tax assessment years from investigation	10 years	10 years
State Administration of Taxation, China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Statute of limitations related to income tax examinations, transfer pricing issues	10 years	10 years
Statute of limitations related to income tax examinations	3 years	3 years
Statute of limitations related to income tax examinations, under special circumstance	5 years	5 years
Statute of limitations related to income tax examinations, underpayment of taxes	¥ 100,000	$ 100,000
Exhibition and conference services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sale of equity percentage		60.00%
Hardware sales [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sale of equity percentage		60.00%
Other Affiliates [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sale of equity percentage		60.00%